Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
Dec. 31, 2020	Exploration and evaluation assets	Capital works in progress	Mining properties	Plant and equipment	Plant and equipment- ROU assets	Total
Balance, Jan. 1, 2020	$69,903	$733,874	$2,146,583	$2,653,752	$201,972	$5,806,084
Additions	809	256,251	311	28,523	17,759	303,653
Capitalized stripping and development	—	—	83,137	—	—	83,137
Decommissioning and restoration	—	263	6,849	39,680	—	46,792
Interest capitalized	—	—	—	—	—	—
Transfers and other movements	8,040	(36,668)	(41,256)	70,777	(893)	—
Disposals	—	—	—	(19,681)	(5,884)	(25,565)
Effects of movements in exchange rates	307	3,442	21,837	20,668	1,349	47,603
Balance, Dec. 31, 2020	79,059	957,162	2,217,461	2,793,719	214,303	6,261,704

Accumulated depreciation
Balance, Jan. 1, 2020	—	—	963,530	1,069,687	110,308	2,143,525
Depreciation for the year	—	—	146,113	200,632	23,351	370,096
Disposals	—	—	—	(14,038)	(2,475)	(16,513)
Effects of movement in exchange rates	—	—	16,631	15,300	1,010	32,941
Balance, Dec. 31, 2020	—	—	1,126,274	1,271,581	132,194	2,530,049
Net book value	$79,059	$957,162	$1,091,187	$1,522,138	$82,109	$3,731,655

Dec. 31, 2019	Exploration and evaluation assets	Capital works in progress	Mining properties	Plant and equipment	Plant and equipment- ROU assets[1]	Total
Balance, January 1, 2019	$52,206	$873,781	$1,998,439	$2,473,176	$180,151	$5,577,753
Additions	17,016	109,372	—	33,309	22,158	181,855
Acquisitions (note 5)	—	91,332	3,157	—	373	94,862
Capitalized stripping and development	—	—	103,108	—	—	103,108
Decommissioning and restoration	—	41	3,314	86,053	—	89,408
Interest capitalized	—	9,890	—	—	—	9,890
Transfers and other movements	—	(30,000)	642	30,406	(1,048)	—
Impairments (note 6e)	—	(322,249)	—	—	—	(322,249)
Disposals	—	(2,029)	—	(10,747)	(1,533)	(14,309)
Effects of movements in exchange rates	681	1,528	41,080	38,452	1,793	83,534
Other	—	2,208	(3,157)	3,103	78	2,232
Balance, Dec. 31, 2019	69,903	733,874	2,146,583	2,653,752	201,972	5,806,084

Accumulated depreciation
Balance, January 1, 2019	—	—	780,754	872,330	89,877	1,742,961
Depreciation for the year	—	—	154,970	179,062	19,850	353,882
Disposals	—	—	—	(6,675)	—	(6,675)
Effects of movement in exchange rates	—	—	27,806	24,970	581	53,357
Balance, Dec. 31, 2019	—	—	963,530	1,069,687	110,308	2,143,525
Net book value	$69,903	$733,874	$1,183,053	$1,584,065	$91,664	$3,662,559